FAIR VALUE MEASUREMENTS - Assets and liabilities that are measured at fair value on a recurring basis (Details) - MedTech Acquisition Corp - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash and investments held in Trust Account	$ 19,827,884	$ 250,007,295
Liabilities:
Warrant liabilities	1,061,334	6,898,666
Level 1 | Recurring
Assets:
Cash and investments held in Trust Account	19,827,884	250,007,295
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant liabilities	666,667	4,333,333
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liabilities	$ 394,667	$ 2,565,333